Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Interest and similar income	£ 12,439	£ 11,617	£ 6,708
Interest expense and similar charges	(8,127)	(6,959)	(2,283)
Net interest income	4,312	4,658	4,425
Fee and commission income	733	804	839
Fee and commission expense	(481)	(501)	(509)
Net fee and commission income	252	303	330
Other operating income	93	135	201
Total operating income	4,657	5,096	4,956
Operating expenses before credit impairment charges, provisions and charges	(2,548)	(2,456)	(2,343)
Credit impairment charges	(71)	(205)	(320)
Provisions for other liabilities and charges	(689)	(335)	(419)
Total credit impairment charges, provisions and charges	(760)	(540)	(739)
Profit before tax	1,349	2,100	1,874
Tax on profit	(378)	(559)	(480)
Profit after tax	971	1,541	1,394
Attributable to:
Equity holders of the parent	971	1,541	1,394
Profit after tax	£ 971	£ 1,541	£ 1,394